SCHEDULE OF COSTS INCURRED IN OIL AND GAS PROPERTY EXPLORATION, AND DEVELOPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total Costs Incurred in Oil and Gas Property Exploration, and Development	$ 4,912,336	$ 2,954,411	$ 726,549
Green World Nusantara [Member] | Kruh Block [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Exploration
Development	4,912,336	2,916,102	566,244
Total Costs Incurred in Oil and Gas Property Exploration, and Development	4,912,336	2,916,102	566,244
Green World Nusantara [Member] | Rangkas [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Exploration			4,943
Development
Total Costs Incurred in Oil and Gas Property Exploration, and Development			4,943
PT Cogen Nusantara Energi [Member] | Citarum Block [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Exploration			155,362
Development		38,309
Total Costs Incurred in Oil and Gas Property Exploration, and Development		$ 38,309	$ 155,362